Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Revenue	$ 912,643	$ 928,258	$ 809,120
Cost of revenue	587,205	583,920	518,236
Gross profit	325,438	344,338	290,884
Operating expenses:
Selling and marketing expenses	49,613	52,802	44,573
General and administrative expenses	126,295	128,592	115,261
Foreign exchange loss/(gain), net	754	(3,382)	(4,495)
Impairment of goodwill		4,085
Amortization of intangible assets	13,722	15,653	15,783
Operating profit	135,054	146,588	119,762
Other income, net	(12,464)	(14,375)	(14,594)
Finance expense	14,827	17,011	3,204
Profit before income taxes	132,691	143,952	131,152
Income tax expense	30,074	27,183	25,719
Profit after tax	$ 102,617	$ 116,769	$ 105,433
Earnings per ordinary share
Basic	$ 2.06	$ 2.35	$ 2.10
Diluted	$ 1.97	$ 2.24	$ 2.02